Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Initial value of ROU asset recognised				$ 336,090
Less: lease incentives				$ (12,215)
Net ROU asset recognised under AASB 16 (IFRS 16)	$ 268,813	$ 201,215
Lease addition and modification for the financial year	306,667
Lease Disposal On Right Of Use Assets	(74,782)
Depreciation for the fiscal year	(224,406)	(181,374)	$ (126,712)
Foreign exchange differences	(6,145)	(5,489)	4,052
Closing balance of ROU asset	$ 270,147	268,813	201,215
ROU asset recognised under AASB 16
Statement [line items]
Net ROU asset recognised under AASB 16 (IFRS 16)			$ 323,875
Lease addition and modification for the financial year		$ 254,461